Document and Entity Information	May 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001666291
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	Claros Mortgage Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-40993
Entity Tax Identification Number	47-4074900
Entity Address, Address Line One	c/o Mack Real Estate
Entity Address, Address Line Two	Credit Strategies, L.P.
Entity Address, Address Line Three	60 Columbus Circle, 20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10023
City Area Code	(212)
Local Phone Number	484-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CMTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false